Joint Ventures and Acquisitions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 19, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 13, 2019	Jun. 30, 2018
Investment in joint venture					$ 150,000
Stock Purchase Agreement [Member]
Joint venture advanced			$ 920,800
Description of radiant purchase price		(i) at closing by paying the amount of funds required to be paid pursuant to payoff letters payable to various creditors of Radiant (not to exceed $836,104.72), as well as an amount equal to the purchase price, less the payoff amounts and less amounts previously delivered prior to closing to Radiant	(i) at closing by paying the amount of funds required to be paid pursuant to payoff letters payable to various creditors of Radiant (not to exceed $836,104.72), as well as an amount equal to the purchase price, less the payoff amounts and less amounts previously delivered prior to closing to Radiant
Company will acquire shares percentage of radiant from wolfe	1.00%
Joint Venture Agreement [Member]
Investment in joint venture				$ 150,000
Ownership, percantage		50.00%
Additional Investment			$ 1,225,000
Wolfe [Member]
Salary		$ 175,000	175,000
Mansouri [Member]
Salary		225,000	225,000
Hawkeys [Member]
Proceed from sale of equity securities		$ 1,500,000	$ 1,500,000
Radiant Images, Inc [Member]
Cash and Cash equivalent				1,810,905
Mansouri and Wolfe [Member]
Stock Option, purchase price				$ 375,000